Shareholder Report, Holdings (Details) - C000030210 [Member]	May 31, 2026 [1]
United States Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Chile Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Australia Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Nigeria Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Mexico Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Egypt Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Canada Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Japan Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Euro Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
United Kingdom Currency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	6.50%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.30%
SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.20%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.30%
ARGENTINA
Holdings [Line Items]
Percent of Net Asset Value	6.60%

[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.